As filed with the Securities and Exchange Commission on March 31, 2004
                                     Investment Company Act file number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        Pax World Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 01/31

Date of reporting period: 01/31/04

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
                                        PAX WORLD
                                        ETHICAL INVESTING


   [GRAPHIC OMITTED]

                                        Annual Report




   [GRAPHIC OMITTED]







   [GRAPHIC OMITTED]
                                        PAX World
                                        Money Market Fund




   [GRAPHIC OMITTED]




                                        31 JANUARY 2004

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
400 Bellevue Pkwy, Suite 108
Wilmington, DE 19809

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI 02940-8024

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200





Dear Shareholder:



We are pleased to present the annual report of the Pax World Money Market Fund, Inc. for the year ended January 31, 2004.


The Fund had net assets of $174,980,181 and 2,879 active shareholders as of January 31, 2004.

Effective April 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least (5) days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


/S/Thomas W. Grant       /S/Laurence A. Shadek              /S/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                         Statement of Net Assets
                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



FACE                                                MATURITY             VALUE
AMOUNT                                                  DATE  YIELD     (NOTE 1)
--------------------------------------------------------------------------------

COMMERCIAL PAPER: 25.71%
$ 9,000,000   Apreco Inc.......................     02/17/04  1.09% $  8,995,640
  5,000,000   FCAR Owner Trust.................     05/04/04  1.05     4,986,437
  7,000,000   Fountain Square
              Commercial Funding...............     02/17/04  1.11     6,996,578
  9,000,000   Greyhawk Funding.................     02/05/04  1.10     8,998,900
  5,000,000   Jupiter Securitization Corp......     06/18/04  1.10     4,978,917
  5,000,000   New Center Asset Trust...........     03/15/04  1.02     4,993,908
  5,032,000   Special Purpose
              Accounts Receivable..............     02/13/04  1.06     5,030,222
-----------                                                         ------------
 45,032,000   Total Commercial Paper                                  44,980,602
-----------                                                         ------------

FLOATING RATE SECURITY: 4.00%
$ 7,000,000   Equitable Life Assurance Society
              With J.P. Morgan Chase (a).......     03/22/04  1.14% $  7,000,000
-----------                                                         ------------
  7,000,000   Total Floating Rate Security                             7,000,000
-----------                                                         ------------

FOREIGN COMMERCIAL PAPER: 12.55%
$ 5,000,000   Alliance & Leicester PLC.........     07/22/04  1.07% $  4,974,439
  8,000,000   Royal Bank of Scotland...........     02/03/04  1.08     7,999,522
  9,000,000   Yorkshire Building Society.......     02/19/04  1.08     8,995,140
-----------                                                         ------------
 22,000,000   Total Foreign Commercial Paper                          21,969,101
-----------                                                         ------------

LETTER OF CREDIT COMMERCIAL PAPER: 3.01%
$ 5,266,000   Triple-A One Funding Corporation.
              Insured by MBIA Insurance Corp...     02/04/04  1.03% $  5,265,548
-----------                                                         ------------
  5,266,000   Total Letter of Credit Commercial Paper                  5,265,548
-----------                                                         ------------

REPURCHASE AGREEMENT, OVERNIGHT: 16.00%
$28,000,000   J.P. Morgan Securities, Inc.,
              Repurchase proceeds at maturity
              $28,002,333 (Collateralized by $35,362,000,
              RFIN, 0.000%, due 01/15/12 to
              10/15/29, value $7,656,619,
              FNMA, 2.500% to 7.250%,
              due 02/15/04 to 07/15/32,
              value $20,904,412)...............     02/02/04  1.00% $ 28,000,000
-----------                                                         ------------
 28,000,000   Total Repurchase Agreement, Overnight                   28,000,000
-----------                                                         ------------




The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.




FACE                                                 MATURITY            VALUE
AMOUNT                                                   DATE YIELD     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 25.62%
$ 6,000,000   Federal Home Loan Bank................ 08/04/04 1.22% $  5,962,692
 10,000,000   Federal Home Loan Mortgage Corporation 11/04/04 1.49     9,886,892
 20,000,000   Federal National Mortgage Association. 02/04/04 1.11    19,998,167
  9,000,000   Federal National Mortgage Association. 04/30/04 1.04     8,975,129
-----------                                                         ------------
 45,000,000   Total U.S. Government Agency Discount Notes             44,822,880
-----------                                                         ------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 1.72%
$ 1,500,000   Federal Home Loan Bank................ 03/29/04 1.06% $  1,510,199
  1,500,000   Federal Home Loan Mortgage Corporation 02/20/04 1.10     1,501,746
-----------                                                         ------------
  3,000,000   Total U.S. Government Agency Medium Term Notes           3,011,945
-----------                                                         ------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 10.88%
$ 1,515,000   G & L Land Management
              LOC Fifth Third Bank.................. 12/01/17 1.20% $  1,515,000
  3,195,000   Jake Sweeney Automotive, Inc.
              LOC Firstar Bank...................... 04/01/10 1.17     3,195,000
  4,235,000   Mobile, AL Springhill
              Medical Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A................. 09/01/11 1.10     4,235,000
  4,475,000   Oak Crest Homes Inc.
              LOC First of America Bank............. 11/01/26 1.18     4,475,000
  3,000,000   State of Texas Veterans' Hospital      12/01/09 1.08     3,000,000
  2,620,000   Weller Irrevocable Trust #2 - Series 1998
              LOC First Union National Bank......... 09/01/13 1.10     2,620,000
-----------                                                         ------------
 19,040,000   Total Variable Rate Demand Instruments                  19,040,000
-----------                                                         ------------
              Total Investments (99.49%) (Cost $174,090,076+)        174,090,076
              Cash And Other Assets, Net of Liabilities (0.51%)          890,105
                                                                    ------------
              Net Assets (100.00%)                                  $174,980,181
                                                                    ============
              Net Asset Value, Offering And Redemption Price Per Share:
              Individual Investor Class,
                    21,504,567 Shares Outstanding (Note 3)          $       1.00
                                                                    ============
              Institutional Class,
                    112,704,845 Shares Outstanding (Note 3)         $       1.00
                                                                    ============
              Broker Service Class,
                    29,343,025 Shares Outstanding (Note 3)          $       1.00
                                                                    ============
              MMA Praxis Class,
                    11,429,066 Shares Outstanding (Note 3)          $       1.00
                                                                    ============

 + Aggregate cost for federal income tax purposes is identical.

The accompanying notes are an integral part of these financial statements.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.


FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 1-month LIBOR plus 4 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:

FNMA    =  Federal National Mortgage Association
LOC     =  Letter of Credit
RB      =  Revenue Bond
RFIN    =  Resolution Funding Corporation Strip Interest



















The accompanying notes are an integral part of these financial statements.

                                                         Statement of Operations
                                                     Year Ended January 31, 2004
PAX WORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest.................................................  $ 2,359,021
                                                                -----------
   Expenses: (Note 2)
     Advisory fee.............................................      288,211
     Administrative services fee..............................      192,141
     Shareholder servicing fee (Individual Investor Class)....       56,101
     Shareholder servicing fee (Broker Service Class).........       56,382
     Shareholder servicing fee (MMA Praxis Class).............       28,742
     Custodian expenses.......................................       16,826
     Shareholder servicing and related shareholder expenses+..      226,613
     Legal fees, compliance and filing fees...................       96,418
     Audit and accounting.....................................      130,658
     Directors' fees and expenses.............................       10,958
     Amortization of organization costs.......................        6,764
     Other....................................................       33,433
                                                                -----------
        Total expenses........................................    1,143,247
        Less:
        Expenses paid indirectly (Note 2).....................       (1,470)
        Fees waived (Note 2)..................................     (170,984)
        Expenses reimbursed (Note 2)..........................      (73,810)
                                                                -----------
     Net expenses ............................................      896,983
                                                                -----------
   Net investment income......................................    1,462,038
Realized gain (loss) on investments
   Net realized gain (loss) on investments....................          -0-
                                                                -----------
   Increase in net assets from operations.....................  $ 1,462,038
                                                                ===========

+ Includes class specific transfer agency expenses of $78,301, $27,130, $49,619 and $20,914 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.


The accompanying notes are an integral part of these financial statements.

                                             Statements of Changes in Net Assets
                                                                January 31, 2004

PAX WORLD Money Market Fund, Inc.



                                                Year                Year
                                               Ended               Ended
                                          January 31, 2004    January 31, 2003
                                          ----------------    ----------------
Increase (decrease) in net assets
Operations:
   Net investment income.................   $  1,462,038        $  3,790,009
   Net realized gain (loss) on investments           -0-                (152)
                                            ------------        ------------
   Increase in net assets from operations      1,462,038           3,789,857

Dividends to shareholders from:
Net investment income:
   Individual Investor Class.............       (132,696)           (267,640)
   Institutional Class...................     (1,173,005)         (3,144,721)
   Broker Service Class..................        (85,405)           (216,731)
   MMA Praxis Class......................        (70,932)           (162,087)

Capital share transactions (Note 3):
   Individual Investor Class.............       (489,567)          2,016,888
   Institutional Class...................    (70,477,024)        (17,470,698)
   Broker Service Class..................      9,709,685             335,288
   MMA Praxis Class......................       (837,944)           (827,701)
                                            ------------        ------------
   Total (decrease)......................    (62,094,850)        (15,947,545)

Net assets:
   Beginning of year.....................    237,075,031         253,022,576
                                            ------------        ------------
   End of year...........................   $174,980,181        $237,075,031
                                            ============        ============













The accompanying notes are an integral part of these financial statements.

                                                   Notes to Financial Statements
                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the
Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class
shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, LLC (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES, continued


b) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

c) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs

Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.




2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

For the year ended January 31, 2004, the Advisor and Distributor voluntarily waived the following fees:

Investment Management fees                             $ 149,815
Shareholder Servicing fees - MMA Praxis Class          $  21,169

In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $73,810 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $76,819 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class. Also included under the same caption are expense offsets of $514.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $956.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



3. CAPITAL STOCK

At January 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $174,981,503. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Year                Year
                                             Ended               Ended
                                        January 31, 2004    January 31, 2003
                                        ----------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold.................................        13,165,356          17,136,959
Issued on reinvestment of dividends..           131,969             267,566
Redeemed.............................       (13,786,892)        (15,387,637)
                                         --------------      --------------
Net (decrease) increase..............          (489,567)          2,016,888
                                         ==============      ==============

INSTITUTIONAL CLASS
-------------------
Sold.................................     1,065,011,745         996,466,111
Issued on reinvestment of dividends..           983,913           2,569,008
Redeemed.............................    (1,136,472,682)     (1,016,505,817)
                                         --------------      --------------
Net (decrease).......................       (70,477,024)        (17,470,698)
                                         ==============      ==============

BROKER SERVICE CLASS
--------------------
Sold.................................        38,890,863          19,467,943
Issued on reinvestment of dividends..            87,706             215,134
Redeemed.............................       (29,268,884)        (19,347,789)
                                         --------------      --------------
Net increase.........................         9,709,685             335,288
                                         ==============      ==============

MMA PRAXIS CLASS
----------------
Sold.................................         3,561,723           4,329,275
Issued on reinvestment of dividends..            70,527             162,649
Redeemed.............................        (4,470,194)         (5,319,625)
                                         --------------      --------------
Net (decrease).......................          (837,944)           (827,701)
                                         ==============      ==============

4. TAX INFORMATION

At January 31, 2004, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.


At January 31, 2004, the undistributed income for income tax purposes amounted to $17,489.

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS

                                                          INDIVIDUAL
                                                        INVESTOR CLASS
                                     ----------------------------------------------------
                                                             Year
                                                            Ended
                                                          January 31,
                                     ----------------------------------------------------
                                      2004       2003       2002       2001       2000
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.006      0.013      0.033      0.058      0.046

Less distributions:
   Dividends from net
     investment income.............. (0.006)    (0.013)    (0.033)    (0.058)    (0.046)
                                     ------     ------     ------     ------     ------

Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======

-----------------------------------------------------------------------------------------
Total Return........................  0.59%      1.28%      3.37%      5.99%      4.74%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)....... $21,504    $21,994    $19,977    $16,416    $13,628

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (a).......  0.62%      0.60%      0.60%      0.60%      0.60%

   Net investment income............  0.59%      1.27%      3.26%      5.86%      4.74%

   Advisory and administrative
       services fees waived.........  0.08%      0.04%      0.04%      0.09%      0.14%

   Expenses reimbursed..............  0.33%      0.32%      0.34%      0.37%      0.54%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%


(a)  Includes expenses paid indirectly

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS, continued

                                                       INSTITUTIONAL
                                                           CLASS
                                     ----------------------------------------------------
                                                           Year
                                                          Ended
                                                        January 31,
                                     ----------------------------------------------------
                                      2004       2003       2002       2001       2000
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.008      0.015      0.036      0.061      0.049

Less distributions:
   Dividends from net
     investment income.............. (0.008)    (0.015)    (0.036)    (0.061)    (0.049)
                                     ------     ------     ------     ------     ------

Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======

-----------------------------------------------------------------------------------------
Total Return........................  0.84%      1.54%      3.63%      6.26%      5.00%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)....... $112,704   $183,181   $200,653   $160,373   $122,213

Ratios to average net assets:
   Expenses (net of fees waived) (a)  0.37%      0.35%      0.35%      0.35%      0.35%

   Net investment income............  0.86%      1.53%      3.54%      6.09%      4.89%

   Advisory and administrative
       services fees waived.........  0.08%      0.04%      0.04%      0.09%      0.14%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Includes expenses paid indirectly

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued

                                                            BROKER
                                                         SERVICE CLASS
                                     ----------------------------------------------------
                                                             Year
                                                            Ended
                                                           January 31,
                                     ----------------------------------------------------
                                      2004       2003       2002       2001       2000
                                     ------     ------     ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
   throughout the year)

Net asset value,
   beginning of year................ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income............  0.004      0.011      0.031      0.056      0.044

Less distributions:
   Dividends from net
     investment income.............. (0.004)    (0.011)    (0.031)    (0.056)    (0.044)
                                     ------     ------     ------     ------     ------

Net asset value, end of year........ $1.00      $1.00      $1.00      $1.00      $1.00
                                     ======     ======     ======     ======     ======

-----------------------------------------------------------------------------------------
Total Return........................  0.39%      1.08%      3.16%      5.78%      4.53%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of year (000)....... $29,343    $19,633    $19,298    $4,028     $1,185

Ratios to average net assets:
   Expenses (net of fees waived) (a)  0.82%      0.80%      0.80%      0.80%      0.80%

   Net investment income............  0.38%      1.07%      2.91%      5.71%      4.51%

   Advisory and administrative
       services fees waived.........  0.08%      0.04%      0.04%      0.09%      0.14%

   Expenses paid indirectly.........  0.00%      0.00%      0.00%      0.00%      0.00%


(a)  Includes expenses paid indirectly

                                                                January 31, 2004
PAX WORLD Money Market Fund, Inc.



5. FINANCIAL HIGHLIGHTS, continued

                                                           MMA PRAXIS
                                                              CLASS
                                    ..............................................................
                                                     Year
                                                    Ended                         October 12, 1999
                                                   January 31,                    (Commencement
                                    ----------------------------------------       of Sales) to
                                      2004       2003       2002       2001       January 31, 2000
                                     ------     ------     ------     ------      ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period.............. $1.00      $1.00      $1.00      $1.00         $1.00
                                     ------     ------     ------     ------        ------

Income from investment operations:
   Net investment income............  0.006      0.013      0.033      0.058         0.016

Less distributions:
   Dividends from net
     Investment income.............. (0.006)    (0.013)    (0.033)    (0.058)       (0.016)
                                     ------     ------     ------     ------        ------

Net asset value, end of period...... $1.00      $1.00      $1.00      $1.00         $1.00
                                     ======     ======     ======     ======        ======

--------------------------------------------------------------------------------------------------
Total Return........................  0.61%      1.28%      3.37%      5.99%         1.58%(a)
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)..... $11,429    $12,267    $13,095    $10,164       $4,131

Ratios to average net assets:
  Expenses (net of fees waived and
   expense reimbursed) (b)..........  0.60%      0.60%      0.60%      0.60%         0.60%(c)

  Net investment income.............  0.62%      1.28%      3.24%      5.90%         5.21%(c)

  Advisory, administrative services and
   shareholder servicing fees waived  0.26%      0.13%      0.12%      0.31%         0.39%(c)

  Expenses reimbursed...............  0.00%      0.00%      0.00%      0.00%         1.21%(c)

  Expenses paid indirectly..........  0.00%      0.00%      0.00%      0.00%         0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                                  Report of Independent Auditors

PAX WORLD Money Market Fund, Inc.






To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
March 9, 2004

                                                          Additional Information
                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.



                       Directors and Officers Information
                                January 31, 2004+
----------------- ----------- --------- ------------------- ---------------- -------------
Name,             Position(s)  Term of       Principal         Number of         Other
Address*,         Held with    Office      Occupation(s)     Portfolios in   Directorships
and Age              Fund        and        During Past       Fund Complex      held by
                              Length of       5 Years         Overseen by      Director
                                Time                          Director or
                               Served                           Officer
----------------- ----------- --------- ------------------- ---------------- -------------
Disinterested Directors:
----------------- ----------- --------- ------------------- ---------------- -------------
Dr. W. Giles       Director     1998    Professor           Director/Trustee      N/A
Mellon,                                 Emeritus of         of ten other
Age 72                                  Business            portfolios
                                        Administration in
                                        the Graduate
                                        School of
                                        Management,
                                        Rutgers
                                        University, with
                                        which he has been
                                        associated since
                                        1966.
----------------- ----------- --------- ------------------- ---------------- -------------
Robert Straniere,  Director    1998     Owner, Straniere    Director/Trust     WPG Funds
Esq., Age 62                            Law Firm since      of ten other         Group
                                        1980, NYS           portfolios
                                        Assemblyman since
                                        1981 and counsel
                                        at Fisher &
                                        Berger since 1995.
----------------- ----------- --------- ------------------- ---------------- ------------
Dr. Yung Wong,     Director    1998     Managing Director   Director/Trustee      N/A
Age 65                                  of Abacus           of ten other
                                        Associates, an      portfolios
                                        investment firm,
                                        since 1996.
----------------- ----------- --------- ------------------- ---------------- -------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

                                                                     (Unaudited)
PAX WORLD Money Market Fund, Inc.

                       Directors and Officers Information
                                January 31, 2004+
----------------- ----------- --------- ------------------- ---------------- ---------------
Name,             Position(s)  Term of       Principal         Number of         Other
Address*,         Held with    Office      Occupation(s)     Portfolios in   Directorships
and Age              Fund        and        During Past       Fund Complex      held by
                              Length of       5 Years         Overseen by       Director
                                Time                          Director or
                               Served                           Officer
----------------- ----------- --------- ------------------- ---------------- ---------------
Interested Director/Officers:
----------------- ----------- --------- ------------------- ---------------- ---------------
Steven W. Duff,   Director**    1997    Manager and         Director/Trustee       N/A
Age 50                                  President of        and/or
                                        Reich & Tang        Officer of
                                        Asset Management,   fifteen
                                        LLC ("RTAM,         other
                                        LLC"), a            portfolios
                                        registered
                                        Investment Advisor.
                                        Associated with
                                        RTAM, LLC since
                                        1994.
----------------- ----------- --------- ------------------- ---------------- ---------------
Richard De        Treasurer     1998    Executive Vice      Officer of             N/A
Sanctis,          and                   President, CFO of   fifteen
Age 47            Asst.                 RTAM, LLC.          other
                  Secretary             Associates with     portfolios
                                        RTAM, LLC since
                                        1990.
----------------- ----------- --------- ------------------- ---------------- ---------------
Molly             Vice          2002    Senior Vice         Officer of             N/A
Flewharty,        President             President of        fifteen
Age 52                                  RTAM, LLC.          other
                                        Associated with     portfolios
                                        RTAM, LLC since
                                        1977.
----------------- ----------- --------- ------------------- ---------------- ---------------
Thomas W. Grant,  President     1998    Pres. of Pax World      No other     Vice Chairman
14 Wall Street,                         Management Corp.       portfolios    of the Board
New York, NY                            since 1996 and                       and Pres. of
10005,                                  Pres. of H.G.                        Pax World
Age 62                                  Wellington & Co.,                    Balanced Fund
                                        Inc. since 1991.                     Inc. and Pres.
                                                                             and Dir. of Pax
                                                                             World Growth
                                                                             Fund, Inc. and
                                                                             Pax World High
                                                                             Yield Fund Inc.
----------------- ----------- --------- ------------------- ---------------- --------------
Rosanne           Secretary     1999    Senior Vice         Officer of             N/A
Holtzer,          and                   President of        fifteen
Age 39            Asst.                 RTAM, LLC.          other
                  Treasurer             Associated with     portfolios
                                        RTAM, LLC since
                                        1986.
----------------- ----------- --------- ------------------- ---------------- ---------------
Laurence A.       Executive     1998    Chairman of the         No other     Chairman of the
Shadek, 14 Wall   Vice                  Board of Pax           portfolios    Board of Pax
Street,           President             World Management                     World Balanced
New York, NY                            Corp. since 1996                     Fund Inc., Pax
10005,                                  and Executive                        World Growth
Age 54                                  Vice-Pres. of                        Fund Inc. and
                                        H.G. Wellington &                    Pax World High
                                        Co., Inc. since                      Yield Fund,
                                        1986.                                Inc.
----------------- ----------- --------- ------------------- ---------------- ---------------

+ The Statement of Additional Information includes additional information about Pax World Money Market Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* With the exception of Mr. Grant and Mr. Shadek, the address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment sub-advisor.


                            Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.


TYPES OF ACCOUNTS                               SERVICES

Regular Accounts: Individual, business          Automatic Investment Plan:  You may
and trust accounts are available for all        arrange to have a fixed amount
Pax World Funds.                                automatically deducted from your
                                                checking or savings account and
                                                invested in your Pax World account on a
Traditional IRA: Certain individuals            monthly or quarterly basis. Automatic
can make tax-deductible contributions to        investment plans do not assure a profit
this account.  Taxes are paid only when         and do not protect against loss in
funds are withdrawn, usually in                 declining markets.
retirement, when investors may be in a
lower tax bracket.                              Voluntary Withdrawal Plan: This plan
                                                makes it possible for investors to receive
Roth IRA: Contributions to a Roth IRA           a monthly check from their Pax World
are not deductible, but after five years        account.  This plan requires a minimum
some types of withdrawals are tax-free.         investment of $10,000.

SIMPLE IRA: This is an easy-to-maintain         Online Account Access: Utilizing a
retirement plan designed for small              unique ID number and PIN, you can
businesses of up to 100 employees.              access your Pax World account(s) online
                                                to review your account balances or
SEP IRA: This is an employer-funded             histories; purchase or redeem fund
retirement plan popular with small              shares; or make exchanges between
businesses and self-employed persons.           different Pax World Funds.

Education Savings Account & Uniform Gift        www.paxworld.com: Learn all about
to Minors Account (UGMA): These plans           Pax World through our web site!  You
provide excellent ways to save for a            can check Fund performance, read about
child's education.                              our portfolio managers, view
                                                Connection - our quarterly newsletter,
403(b)(7) Pension Plan: This plan is            and see how Pax World voted on
available to persons employed by                various proxies for the companies in
non-profit organizations.                       our portfolios.



*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

PAX WORLD
ETHICAL INVESTING

PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729


web www.paxworld.com
email info@paxworld.com


For general fund information:
[GRAPHIC OMITTED] 800.767.1729

For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827


For broker services:
[GRAPHIC OMITTED] 800.635.1404



Address all account inquiries to:
PAX World
P.O. Box 9824
Providence, RI 02940-8024



[GRAPHIC OMITTED] printed in USA on recycled paper

--------------------------------------------------------------------------------
ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate."

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                         FYE 01/31/04      FYE 01/31/03
4(a) Audit Fees          $22,700           $21,600
4(b) Audit Related Fees  $     0           $     0
4(c) Tax Fees            $ 3,000           $ 3,000
4(d) All Other Fees      $     0           $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title) /s/ Rosanne Holtzer
                             Rosanne Holtzer, Secretary
Date March 31 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Thomas W. Grant
                             Thomas W. Grant, President

Date March 31, 2004

By (Signature and Title) /s/ Richard DeSanctis
                             Richard DeSanctis, Treasurer
Date March 31, 2004